Note Payable to Bank (Details - Debt maturities)	Jun. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2021	$ 2,241
2022	10,137
2023	10,137
2024	10,137
2025	10,137
Thereafter	22,193
Total payments	64,982
Less current portion	13,990
Debt maturity, noncurrent	$ 50,992